RELATED PARTY BALANCES AND TRANSACTIONS - Related party relationships (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2023
Related Party Transaction
Related party nature of relationship		Aoyu, Shandong Aoruixinong, Henan Aoyu, Shandong Aoruixinong
Linze Origin Seeds Ltd
Related Party Transaction
Equity method investment ownership percentage		49.00%
Beijing Shihui
Related Party Transaction
Related party nature of relationship		Being owned by close family members of the Company’s Chairman
Linze Origin Seeds Ltd
Related Party Transaction
Related party nature of relationship		Being owned by close family members of the Company’s Chairman
Borrowing	¥ 27.0
Loan offered	¥ 20.0
Henan Yingde Agricultural Ltd
Related Party Transaction
Related party nature of relationship		Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.
Related Party Transaction
Related party nature of relationship		Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.
Related Party Transaction
Related party nature of relationship		Being owned by close family members of the Company’s Chairman
Fifth Division State-owned Assets Management and Operation Co., Ltd
Related Party Transaction
Related party nature of relationship		Being the non-controlling interest of Xinjiang Origin
Shareholders
Related Party Transaction
Related party nature of relationship		Non-controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou
Linze Fumin | Linze Fumin
Related Party Transaction
Equity method investment ownership percentage		51.00%